Reserves for Unpaid Losses and Loss Adjustment Expenses (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Information regarding of the reserve for unpaid losses and loss adjustment expenses
Balance, beginning of period	$ 27,468,000	$ 34,012,000	$ 34,012,000	$ 44,835,000	$ 58,882,000
Less reinsurance recoverables	(4,508,000)	(10,385,000)	(10,385,000)	(25,083,000)	(43,773,000)
Net balance, beginning of period	22,960,000	23,627,000	23,627,000	19,752,000	15,109,000
Incurred related to:
Current period	16,087,000	21,531,000	110,096,000	109,328,000	97,742,000
Prior periods	2,250,000	(346,000)	659,000	(169,000)	(1,008,000)
Total incurred	18,337,000	21,185,000	110,755,000	109,159,000	96,734,000
Payments related to:
Current period	(8,337,000)	(9,734,000)	(96,284,000)	(90,743,000)	(83,266,000)
Prior periods	(7,788,000)	(9,024,000)	(15,138,000)	(14,541,000)	(8,825,000)
Total payments	(16,125,000)	(18,758,000)	(111,422,000)	(105,284,000)	(92,091,000)
Net balance, end of period	25,172,000	26,054,000	22,960,000	23,627,000	19,752,000
Plus reinsurance recoverables	3,086,000	6,016,000	4,508,000	10,385,000	25,083,000
Balance, end of period	28,258,000	32,070,000	27,468,000	34,012,000	44,835,000
Change in insurance reserves	$ 3,800,000		$ 6,500,000	$ 10,800,000